MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

July 25, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")

Registration Numbers: 333-160918 and 811-22321

Dear Sir/Madam:

Electronically transmitted for filing EDGAR is Post-Effective Amendment No.114 under the Securities Act of 1933, as amended (“1933 Act”) and Amendment No. 116 under the Investment Company Act of 1940, as amended. This Post-Effective Amendment relates to the MainStay Candriam Emerging Markets Equity Fund (the “Fund”), a new series of MainStay Funds Trust.

The purpose of this Amendment is to add the Fund as a series of MainStay Funds Trust. We note that this Fund is anticipated to join the other MainStay Equity Funds in a combined prospectus on its next annual update in February 2018, and parts of the prospectus, especially the Shareholder Guide, have been drafted with that in mind. We also note that there have been no material changes to the Shareholder Guide since the Staff last reviewed it in connection with MainStay Equity Funds’ annual update in February 2017.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-685-6232.

Very truly yours,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary